SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Total		$ 5,627	$ 1,241
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
Employee retention credit	[1]			$ 422,845
Other receivables			1,241	3,171
Total			$ 1,241	$ 426,016

[1]	During 2021, the Company applied for the Employee Retention Credits (“ERC”) in the amount of $422,845 relating to the 2020 and 2021 fiscal years. The Company assessed the probability of receiving the funds at December 31, 2021 and determined that the conditions attached to receiving the ERC were met and it was probable to be received. As a result, the Company recognized income of $422,845 during the year ended December 31, 2021.